UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Global Opportunities Fund

	Shares	Value ($)

Common Stocks 95.4%
Australia 2.3%
Babcock & Brown Ltd.	521,114	12,432,072
Sigma Pharmaceuticals Ltd. (a)	4,482,800	7,046,007

(Cost $16,168,390)		19,478,079
Bahrain 0.7%
Gulf Finance House EC 144A (GDR)* (Cost $5,940,000)	237,600	5,940,000
Bermuda 0.5%
Orient-Express Hotels Ltd. "A" (Cost $3,059,631)	99,000	4,598,550

Brazil 1.9%
Aracruz Celulose SA "B" (ADR) (Preferred) (a)	129,400	8,180,668
Diagnosticos da America SA	340,100	8,234,779

(Cost $10,144,776)		16,415,447
Canada 1.6%
Certicom Corp.*	643,100	2,067,710
Flint Energy Services Ltd.*	106,200	2,847,132
OPTI Canada, Inc.*	192,200	4,143,794
SunOpta, Inc.* (a)	442,500	4,986,975

(Cost $13,279,620)		14,045,611
France 3.6%
Business Objects SA*	60,275	2,728,661
Business Objects SA (ADR)* (a)	132,600	5,967,000
Financiere Marc de Lacharriere SA (a)	66,643	5,549,771
Flamel Technologies SA (ADR)* (a)	452,100	7,663,095
JC Decaux SA (a)	278,113	8,691,329

(Cost $24,772,780)		30,599,856
Germany 13.0%
AWD Holding AG (a)	206,164	7,981,835
Compugroup Holding AG*	170,000	3,890,978
Fresenius Medical Care AG & Co.	491,196	23,088,980
Grenkeleasing AG (a)	101,819	4,334,482
Hypo Real Estate Holding AG (a)	136,677	8,348,047
M.A.X. Automation AG (a)	829,795	6,935,607
Puma AG	9,694	3,886,801
QSC AG* (a)	643,100	3,829,950
Rational AG (a)	28,792	5,803,599
Software AG	53,062	5,325,021
Stada Arzneimittel AG (a)	252,350	16,310,897
United Internet AG (Registered) (a)	723,304	12,846,845
Wincor Nixdorf AG	98,736	8,817,603

(Cost $55,848,138)		111,400,645
Greece 5.0%
Coca-Cola Hellenic Bottling Co. SA	228,000	10,218,166
Hellenic Exchanges Holding SA	263,500	7,348,948
Piraeus Bank SA	532,250	19,124,014
Titan Cement Co., SA	119,100	6,129,371

(Cost $17,799,190)		42,820,499
Hong Kong 3.8%
Kingboard Chemical Holdings Ltd.	2,782,370	15,338,627
Midland Holdings Ltd.	6,242,407	4,669,943
Wing Hang Bank Ltd.	981,200	12,337,748

(Cost $11,840,053)		32,346,318
Ireland 5.4%
Anglo Irish Bank Corp. PLC	754,009	13,942,317
C&C Group PLC (b)	223,847	1,840,048
C&C Group PLC (b)	328,014	2,697,384
FBD Holdings PLC	124,100	4,533,598
ICON PLC (ADR)*	154,200	7,211,934
Paddy Power PLC	297,301	9,512,262
Ryanair Holdings PLC*	944,000	6,822,601

(Cost $22,245,634)		46,560,144

Italy 1.0%
Lottomatica SpA	105,899	3,915,452
Safilo Group SpA (a)	792,500	4,283,180

(Cost $8,709,926)		8,198,632
Japan 7.1%
AEON Credit Services Co., Ltd. (a)	308,100	4,367,650
AEON Mall Co., Ltd. (a)	363,000	10,994,757
Anest Iwata Corp.	150,000	881,939
JAFCO Co., Ltd. (a)	73,900	3,376,864
KITZ Corp. (a)	619,000	6,238,474
Matsui Securities Co., Ltd. (a)	530,800	4,415,184
Mitsubishi UFJ Lease & Finance Co., Ltd.	116,730	5,213,626
Nidec Corp. (a)	77,700	5,159,343
Park24 Co., Ltd. (a)	606,000	6,100,896
Sumitomo Realty & Development Co., Ltd.	474,000	14,085,526

(Cost $45,832,029)		60,834,259
Korea 1.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Cost $2,116,673)	144,500	9,405,108
Netherlands 5.0%
Arcadis NV	61,906	5,759,303
Chicago Bridge & Iron Co., NV (New York Shares)	289,500	11,753,700
QIAGEN NV* (a)	487,600	8,446,024
SBM Offshore NV	419,147	17,311,898

(Cost $22,324,340)		43,270,925
Norway 0.8%
Electromagnetic GeoServices AS* (a)	87,000	1,696,542
Prosafe ASA (a)	338,440	5,255,132

(Cost $5,356,538)		6,951,674
Spain 0.5%
Tecnicas Reunidas SA (Cost $4,337,817)	68,829	4,758,362
Sweden 1.4%
Brostrom AB "B" (a)	379,800	4,062,321
Eniro AB	457,100	5,613,417
Micronic Laser Systems AB* (a)	298,600	1,986,189

(Cost $9,477,033)		11,661,927
Switzerland 1.3%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)* (a)	43,715	2,188,916
Fortune Management, Inc. (REG S)* (a)	909,938	2,360,613
Partners Group (Registered)	48,300	6,305,100

(Cost $7,715,763)		10,854,629
Taiwan 2.4%
Fuhwa Financial Holding Co., Ltd.*	7,299,800	4,773,074
Powerchip Semiconductor Corp.	6,419,598	4,125,955
Siliconware Precision Industries Co.	6,256,295	11,884,018

(Cost $10,203,578)		20,783,047
Thailand 0.6%
Bangkok Bank PCL (Foreign Registered) (Cost $3,539,101)	1,418,300	5,342,921
United Kingdom 9.0%
Aegis Group PLC	1,348,133	3,422,312

ARM Holdings PLC	3,345,909	9,933,091
Ashmore Group PLC	1,623,784	7,333,096
BlueBay Asset Management PLC (Unit)*	627,888	4,844,280
Dicom Group PLC	1,120,182	3,755,096
John Wood Group PLC	733,978	4,734,825
Lamprell PLC	1,071,446	8,622,282
Michael Page International PLC	1,083,804	11,857,960
Serco Group PLC	1,187,427	10,472,397
Taylor Nelson Sofres PLC	1,315,077	5,924,350
Xchanging Ltd.*	1,236,431	6,677,637

(Cost $60,461,460)		77,577,326
United States 27.4%
Adams Respiratory Therapeutics, Inc.* (a)	140,300	5,192,503
Advance Auto Parts, Inc.	157,700	5,483,229
Advanced Medical Optics, Inc.* (a)	156,700	4,737,041
Aecom Technology Corp.*	174,887	4,538,318
Aeropostale, Inc.*	180,100	6,858,208
Allegheny Energy, Inc.*	451,100	23,560,953
AMERIGROUP Corp.*	222,300	6,153,264
Carter's, Inc.*	224,300	4,748,431
Celgene Corp.*	153,700	9,308,072
Cogent, Inc.* (a)	226,500	3,014,715
Diamond Foods, Inc.	159,200	2,615,656
Dresser-Rand Group, Inc.*	221,700	8,225,070
EMS Technologies, Inc.*	129,600	2,847,312
Euronet Worldwide, Inc.* (a)	229,000	5,818,890
First Marblehead Corp.	104,800	3,454,208
Foundation Coal Holdings, Inc.	127,700	4,450,345
FTI Consulting, Inc.* (a)	230,950	9,475,878
Gentex Corp.	198,300	3,914,442
Harman International Industries, Inc.	62,100	7,203,600
Harris Interactive, Inc.*	357,000	1,599,360
Invitrogen Corp.*	63,700	4,573,660
Itron, Inc.* (a)	167,600	13,312,468
Joy Global, Inc.	175,500	8,685,495
Lam Research Corp.*	84,200	4,870,128
Metabolix, Inc.* (a)	99,800	2,194,602
Mueller Water Products, Inc. "A" (a)	220,700	3,098,628
NeuStar, Inc. "A"*	169,400	4,885,496
Nuveen Investments "A"	139,400	8,522,916
NxStage Medical, Inc.* (a)	444,000	5,896,320
Owens & Minor, Inc. (a)	142,600	5,482,970
P.F. Chang's China Bistro, Inc.* (a)	113,500	3,715,990
Perficient, Inc.*	207,500	4,102,275
Prospect Partners LP*	3	0
Rowan Companies, Inc.	100,300	4,231,657
Schawk, Inc.	202,700	3,871,570
Somanetics Corp.* (a)	230,200	4,044,614
Thoratec Corp.* (a)	315,100	6,116,091
THQ, Inc.*	347,450	9,992,662
Ultra Petroleum Corp.*	251,800	13,922,022

(Cost $164,650,982)		234,719,059

Total Common Stocks (Cost $525,823,452)		818,563,018

Securities Lending Collateral 19.5%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $167,336,741)	167,336,741	167,336,741
Cash Equivalents 4.5%
Cash Management QP Trust, 5.35% (c) (Cost $38,460,388)	38,460,388	38,460,388
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $731,620,581)	119.4	1,024,360,147
Other Assets and Liabilities, Net	(19.4)	(166,400,380)

Net Assets	100.0	857,959,767

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $160,370,735 which is 18.7% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

As of July 31, 2007, the DWS Global Opportunities Fund had the following sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks
Financials	191,932,590	23.4%
Information Technology	144,462,224	17.6%
Health Care	131,700,853	16.1%
Industrials	113,503,368	13.9%
Consumer Discretionary	91,363,428	11.2%
Energy	76,655,888	9.4%
Utilities	23,560,953	2.9%
Consumer Staples	22,358,229	2.7%
Materials	14,310,039	1.7%
Telecommunication Services	8,715,446	1.1%
Total	818,563,018	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007